Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 10, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	LEGGETT & PLATT INC
Entity Central Index Key	0000058492
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	LEG
Amendment Flag	false
Entity Common Stock, Shares Outstanding		133,744,022
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 6,600,700,000